ORGANIZATION (Carrying Amounts of Assets and Liabilities of VIEs) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 673,102	$ 96,947	¥ 400,657	$ 57,707	¥ 485,556	¥ 544,318
Restricted cash	3,704	533	10,599
Short-term investments	100,000	14,403	45,540
Accounts receivable			3,638
Prepayments and other current assets	125,534	18,078	30,855
Total current assets	1,707,032	245,861	1,712,086
Non-current assets:
Property and equipment, net	53,935	7,768	44,194
Intangible assets, net	61,547	8,865	200,148
Deposits	5,810	837	1,217
Long-term investments	85,459	12,309	60,332
Other non-current assets	2,671	386	1,621
Goodwill	160,438	23,108	64,899
Total non-current assets	369,860	53,273	372,411
TOTAL ASSETS	2,076,892	299,134	2,084,497
Current liabilities:
Account payable			106
Accrued payroll and welfare payable	16,270	2,343	15,890
Accrued expenses and other current liabilities	184,155	26,524	140,612
Income tax payable	9,050	1,303	1,214
Total current liabilities	209,475	30,170	157,822
Non-current liabilities:
Deferred tax liability, non-current	14,902	2,146	13,411
Long-term payables	44,472	6,405	46,928
Total non-current liabilities	59,374	8,551	60,339
TOTAL LIABILITIES	268,849	38,721	218,161
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	257,001	37,016	141,655
Restricted cash	3,703	533	10,597
Short-term investments			45,540
Accounts receivable			102
Amounts due from intergroup companies	1,589	229	147,616
Prepayments and other current assets	109,032	15,704	23,676
Total current assets	371,325	53,482	369,186
Non-current assets:
Property and equipment, net	46,986	6,767	40,018
Intangible assets, net	60,408	8,701	198,779
Deposits	4,397	632	828
Long-term investments	53,995	7,777	30,315
Other non-current assets	2,671	385	1,621
Goodwill	160,438	23,108	64,899
Total non-current assets	328,895	47,371	336,460
TOTAL ASSETS	700,220	100,853	705,646
Current liabilities:
Account payable			106
Amounts due to intergroup companies	69,423	10,000	132,938
Accrued payroll and welfare payable	15,846	2,282	14,896
Accrued expenses and other current liabilities	67,166	9,674	127,897
Income tax payable	8,897	1,281	1,061
Total current liabilities	161,332	23,237	276,898
Non-current liabilities:
Deferred tax liability, non-current	14,902	2,145	13,411
Long-term payables	42,705	6,152	45,380
Total non-current liabilities	57,607	8,297	58,791
TOTAL LIABILITIES	¥ 218,939	$ 31,534	¥ 335,689